Schedule of valuation assumption on convertible debt (Details) - £ / shares		6 Months Ended	12 Months Ended
	Apr. 03, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Time to maturity		4 years 7 months 6 days	5 years 1 month 6 days
Coversion option [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD	£ 1.00	£ 1.00
Share price in USD	£ 1.70	£ 0.54
Time to maturity	9 months 18 days	7 months 6 days
Expected volatility	90.00%	90.00%
Risk free interest rate (US treasury bond)	4.10%	4.10%
Dividend yield
Related share purchase warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD	£ 5.00	£ 5.00
Share price in USD	£ 1.700	£ 0.54
Time to maturity	5 years	4 years 9 months 18 days
Expected volatility	90.00%	90.00%
Risk free interest rate (US treasury bond)	4.50%	4.50%
Dividend yield